Summary of Significant Accounting Policies - Equipment and Leasehold Improvements - Additional Information (Detail)	12 Months Ended
Sep. 30, 2017
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	10 years